Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Other taxes payable	62,040	83,040
Accrued storage and transportation fees	55,151	59,631
Accrued payroll related expenses	35,045	70,412
Accrued advertising and marketing expenses	15,690	77,948
Accrued leasehold improvement costs	13,300	56,490
Consideration payable for a business combination	3,196	-
Refund obligation of sales return	1,005	3,918
Others	5,638	60,505
	191,065	411,944